Related Party Transactions - Key Management remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Key Management Remuneration	$ 3,572,602	$ 1,148,206	$ 259,035	$ 116,481
Stock-based compensation	898,640
Short term accommodation expense		69,521	45,482	26,264
Transactions with Key Management Personnel	$ 4,471,242	1,217,727	425,984	264,715
Executive Chairman, L. M. Mojela
Related Party Transactions
Short term accommodation expense		$ 69,521	$ 45,482	$ 26,264